EARNINGS PER SHARE (Details)	9 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares	Nov. 18, 2015	Nov. 17, 2015
Numerator:
Net income attributable to Ctrip's shareholders	$ 382,643,340	¥ 2,431,928,022	¥ 467,164,487
Eliminate the dilutive effect of interest expense of convertible bond | ¥		145,195,565	9,190,333
Numerator for diluted earnings per share | ¥		¥ 2,577,123,587	¥ 476,354,820
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,460,682	35,460,682	34,038,621
Dilutive effect of share options	3,033,214	3,033,214	3,059,411
Dilutive effect of convertible bond	6,134,484	6,134,484	1,727,690
Dilutive effect of convertible bond sold warrants	497,812	497,812	892,676
Denominator for diluted earnings per ordinary share	45,126,192	45,126,192	39,718,398
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	2,478,334	2,478,334	4,877,790
2018 Convertible Senior Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share			2,551,346
Priceline Convertible Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share			303,891
Stock options
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	430,029	430,029	72,302
Sold Warrants
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	2,048,305	2,048,305	1,950,251
Ordinary shares
Earning per share
Basic (in dollars per share) | (per share)	$ 10.79	¥ 68.58	¥ 13.72
Diluted (in dollars per share) | (per share)	8.99	57.11	11.99
ADS
Denominator:
Ratio of American depositary shares ("ADSs") to ordinary shares				8	4
Earning per share
Basic (in dollars per share) | (per share)	1.35	8.58	1.71
Diluted (in dollars per share) | (per share)	$ 1.13	¥ 7.14	¥ 1.50